Reconciliation of the Differences between Basic and Diluted EPS (Reconciliation of the Differences between Basic and Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ 916,271	¥ 490,794	¥ 73,289
Weighted-average shares outstanding	1,266,592	1,263,895	1,262,023
Effect of dilutive securities:
Stock acquisition rights	4,088	4,565	2,358
Zero coupon convertible bonds	23,966	23,960	23,962
Weighted-average shares for diluted EPS computation	1,294,646	1,292,420	1,288,343
Basic EPS	¥ 723.41	¥ 388.32	¥ 58.07
Diluted EPS	¥ 707.74	¥ 379.75	¥ 56.89